SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Fair value
Cost-method investments	¥ 246,971		¥ 172,571
Long-lived asset impairment loss	¥ 44,439	¥ 39,615	150,533
Long-term investments, impairment loss			¥ 3,208
Revenue growth rate used for level 3 measurement (as a percent)	4.00%		4.00%
Discount rate used for level 3 measurement (as a percent)	20.00%		20.00%
Recurring basis
Fair value
Long-term available-for-sale securities	¥ 373,163		¥ 247,085
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Long-term available-for-sale securities	146,633		204,945
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Long-term available-for-sale securities	226,530		42,140
Non-recurring basis
Fair value
Property and equipment	12,423		20,706
Non-recurring basis | Carrying value
Fair value
Property and equipment	56,862		171,239
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	¥ 12,423		¥ 20,706